15. Intangible assets (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 1,038,900	R$ 1,038,900
Book value - CGU	1,038,900	1,038,900
Value in use	R$ 5,069,156	R$ 4,816,306
Pre-tax discount rate	14.50%	27.34%
Perpetuity growth rate	3.50%	8.50%
Gol Linhas Aereas S.A. ("GLA") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 325,381	R$ 325,381
Book value - CGU	1,061,177	2,433,861
Value in use	R$ 15,206,092	R$ 3,636,201
Pre-tax discount rate	15.46%	23.92%
Perpetuity growth rate	3.50%	3.50%
Smiles S.A. ("Smiles") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Book value	R$ 216,921	R$ 216,921
Book value - CGU	395,105	56,880
Value in use	R$ 5,464,287	R$ 9,476,173
Pre-tax discount rate	19.26%	14.51%
Perpetuity growth rate	3.50%	3.50%